GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.50%
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
$ 94,539	3.46%, 10/15/2024	$ 95,808
	Series 2020-Z2 Class A
279,003	1.90%, 01/15/2025	281,279
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	160,971
343,970	Anchorage Capital Ltd(a)(b) Series 2016-8A Class AR 1.22%, 07/28/2028 3-mo. LIBOR + 1.02%	344,028
	Bayview Koitere Fund Trust(a)(c)
	Series 2017-RT4 Class A
99,458	3.50%, 07/28/2057	102,150
	Series 2017-SPL3 Class A
40,674	4.00%, 11/28/2053	41,836
157,519	Bayview Mortgage Fund IV Trust(a)(c) Series 2017-RT3 Class A 3.50%, 01/28/2058	159,231
	Bayview Opportunity Master Fund IV Trust(a)(c)
	Series 2016-SPL2 Class A
66,885	4.00%, 06/28/2053	68,154
	Series 2017-RT1 Class A1
133,972	3.00%, 03/28/2057	136,052
	Series 2017-RT5 Class A
159,325	3.50%, 05/28/2069	163,087
	Series 2017-RT6 Class A
93,588	3.50%, 10/28/2057	94,413
	Series 2017-SPL4 , Class A
144,829	3.50%, 01/28/2055	148,660
	Series 2017-SPL5 Class A
50,646	3.50%, 06/28/2057	51,860
410,000	BlueMountain XXIV Ltd(a)(b) Series 2019-24A Class AR 1.32%, 04/20/2034 3-mo. LIBOR + 1.13%	410,043
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2017-1A Class A1A
705,924	1.52%, 04/20/2031 3-mo. LIBOR + 1.33%	705,981
	Series 2021-2A Class A1
285,000	1.28%, 04/20/2034 3-mo. LIBOR + 1.09%	285,029
94,800	CF Hippolyta LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	93,983
	CIFC Funding Ltd(a)(b)
	Series 2012-2RA Class A1
379,649	1.02%, 01/20/2028 3-mo. LIBOR + 0.83%	379,201
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-2A Class A1
$ 385,000	1.87%, 08/24/2032 3-mo. LIBOR + 1.68%	$ 386,273
	Citigroup Mortgage Loan Trust Inc(a)
	Series 2018-RP1 Class A1
63,001	3.00%, 09/25/2064(c)	64,944
	Series 2019-E Class A1
181,392	3.23%, 11/25/2070(d)	182,284
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
190,613	4.12%, 07/25/2048	200,294
	Series 2019-1A Class A2
103,950	3.67%, 10/25/2049	109,261
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	139,459
	Dryden Ltd(a)(b)
	Series 2018-64A Class A
315,000	1.19%, 04/18/2031 3-mo. LIBOR + 1.00%	314,720
	Series 2020-86A Class A
700,000	1.87%, 07/17/2030 3-mo. LIBOR + 1.68%	701,234
	Exeter Automobile Receivables Trust(a)
	Series 2019-4A Class D
410,000	2.58%, 09/15/2025	422,432
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025	133,885
264,775	Galaxy XXIX Ltd(a)(b) Series 2018-29A Class A 0.98%, 11/15/2026 3-mo. LIBOR + 0.79%	264,784
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	224,669
	Marlette Funding Trust(a)
	Series 2019-3A Class A
69,405	2.69%, 09/17/2029	69,777
	Series 2019-4A Class A
123,318	2.39%, 12/17/2029	124,251
185,000	Mercury Financial Credit Card Master Trust(a) Series 2021-1A Class A 1.54%, 03/20/2026	184,812
47,298	MetLife Securitization Trust(a)(c) Series 2017-1A Class A 3.00%, 04/25/2055	49,069
	Mill City Mortgage Loan Trust(a)(c)
	Series 2017-3 Class A1
156,567	2.75%, 01/25/2061	159,695
	Series 2018-1 Class A1
213,787	3.25%, 05/25/2062	220,469
	Series 2018-2 Class A1
153,152	3.50%, 05/25/2058	157,699

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-3 Class A1
$ 126,795	3.48%, 08/25/2058	$ 133,669
27,319	Nationstar HECM Loan Trust(a)(c) Series 2019-1A Class A 2.65%, 06/25/2029	27,321
	New Residential Mortgage Loan Trust(a)
	Series 2018-GS10 Class A1
166,576	3.79%, 07/25/2054	166,623
	Series 2020-NPL2 Class A1
85,807	3.23%, 08/25/2060(d)	86,495
253,301	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A 1.50%, 06/20/2029 3-mo. LIBOR + 1.30%	252,709
152,503	NRZ Excess Spread-Collateralized Notes(a) Series 2018-FNT1 Class A 3.61%, 05/25/2023	152,889
	OneMain Financial Issuance Trust(a)
	Series 2017-1A Class A1
18,303	2.37%, 09/14/2032	18,333
	Series 2018-1A Class A
220,027	3.30%, 03/14/2029	220,791
205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	207,384
250,000	Regional Management Issuance Trust(a) Series 2019-1 Class A 3.05%, 11/15/2028	254,216
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
210,000	2.68%, 10/15/2025	216,577
	Series 2020-1 Class A2A
22,090	2.07%, 01/17/2023	22,139
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	70,417
	SoFi Consumer Loan Program LLC(a)
	Series 2017-4 Class A
584	2.50%, 05/26/2026	584
	Series 2017-6 Class A2
2,411	2.82%, 11/25/2026	2,414
409,000	Sound Point III-R Ltd(a)(b) Series 2013-2RA Class A1 1.18%, 04/15/2029 3-mo. LIBOR + 0.95%	407,728
92,820	Sound Point X Ltd(a)(b) Series 2015-3A Class AR 1.11%, 01/20/2028 3-mo. LIBOR + 0.92%	92,826
Principal Amount		Fair Value
Non-Agency — (continued)
$ 95,112	Springleaf Funding Trust(a) Series 2017-AA Class A 2.68%, 07/15/2030	$ 95,372
471,825	Stanwich Mortgage Loan Trust(a)(d) Series 2019-NPB2 Class A1 3.48%, 11/16/2024	474,508
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	143,876
700,000	Symphony Ltd(a)(b) Series 2021-25A Class A 1.20%, 01/23/2032 3-mo. LIBOR + 0.98%	702,274
645,000	Thompson Park Ltd(a)(b) Series 2021-1A Class A1 1.24%, 04/15/2034 3-mo. LIBOR + 1.00%	645,000
325,000	TICP XII Ltd(a)(b) Series 2018-12A Class A 1.35%, 01/15/2031 3-mo. LIBOR + 1.16%	325,008
	Towd Point Mortgage Trust(a)(c)
	Series 2016-4 Class A1
76,157	2.25%, 07/25/2056	76,836
	Series 2017-1 Class A1
486,336	2.75%, 10/25/2056	494,637
	Series 2017-2 Class A1
63,750	2.75%, 04/25/2057	64,704
	Series 2017-4 Class A1
434,621	2.75%, 06/25/2057	448,146
	Series 2017-6 Class A1
474,173	2.75%, 10/25/2057	487,610
	Series 2018-1 Class A1
49,937	3.00%, 01/25/2058	51,428
	Series 2018-2 Class A1
192,497	3.25%, 03/25/2058	200,721
	Series 2018-3 Class A1
147,945	3.75%, 05/25/2058	155,709
	Series 2018-5 Class A1A
428,911	3.25%, 07/25/2058	439,873
	Series 2019-1 Class A1
560,918	3.73%, 03/25/2058	594,285
	Venture Ltd(a)(b)
	Series 2014-17A Class ARR
998,258	1.12%, 04/15/2027 3-mo. LIBOR + 0.93%	999,905
	Series 2021-42A Class A1A
645,000	1.36%, 04/15/2034 3-mo. LIBOR + 1.13%	645,068
253,050	Verus Securitization Trust(a)(d) Series 2020-NPL1 Class A1 3.60%, 08/25/2050	254,422

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 58,050	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	$ 61,179
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
300,000	2.72%, 11/15/2024	309,285
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	197,743
100,000	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	101,273
255,502	Zais Ltd(a)(b) Series 2017-1A Class A1 1.61%, 07/15/2029 3-mo. LIBOR + 1.42%	255,562
TOTAL ASSET-BACKED SECURITIES — 3.50% (Cost $18,230,204)		$18,389,316
CORPORATE BONDS AND NOTES
Basic Materials — 0.48%
	Air Products & Chemicals Inc
25,000	1.50%, 10/15/2025	25,363
50,000	1.85%, 05/15/2027	50,574
785,000	DuPont de Nemours Inc 4.21%, 11/15/2023	852,742
	LYB International Finance III LLC
85,000	1.25%, 10/01/2025	83,927
260,000	3.80%, 10/01/2060	253,801
	Sherwin-Williams Co
60,000	3.45%, 06/01/2027	65,483
100,000	2.95%, 08/15/2029	104,142
135,000	2.30%, 05/15/2030	132,958
20,000	4.50%, 06/01/2047	23,364
260,000	3.30%, 05/15/2050	256,574
625,000	Vale Overseas Ltd 3.75%, 07/08/2030	652,431
		2,501,359
Communications — 4.47%
	Alibaba Group Holding Ltd
480,000	3.40%, 12/06/2027	514,952
200,000	2.13%, 02/09/2031	190,788
	Alphabet Inc
300,000	1.90%, 08/15/2040	259,184
615,000	2.05%, 08/15/2050	508,565
	Amazon.com Inc
1,035,000	2.80%, 08/22/2024	1,108,847
400,000	3.88%, 08/22/2037	458,313
	AT&T Inc
205,000	1.70%, 03/25/2026	204,928
465,000	4.35%, 03/01/2029	525,998
955,000	3.65%, 06/01/2051	923,669
200,000	3.55%, 09/15/2055(a)	183,021
Principal Amount		Fair Value
Communications — (continued)
$ 522,000	3.80%, 12/01/2057(a)	$ 496,624
28,000	3.65%, 09/15/2059(a)	25,594
345,000	3.50%, 02/01/2061	313,051
	CCO Holdings LLC / CCO Holdings Capital Corp(a)
25,000	5.88%, 05/01/2027	25,800
50,000	5.00%, 02/01/2028	52,883
75,000	4.75%, 03/01/2030	77,719
100,000	4.50%, 08/15/2030	101,920
25,000	4.50%, 05/01/2032	25,313
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	170,047
195,000	2.30%, 02/01/2032	181,237
125,000	6.48%, 10/23/2045	162,751
235,000	5.38%, 05/01/2047	272,788
190,000	5.13%, 07/01/2049	213,763
40,000	4.80%, 03/01/2050	42,909
25,000	3.70%, 04/01/2051	23,383
20,000	6.83%, 10/23/2055	27,359
500,000	3.85%, 04/01/2061	458,375
	Comcast Corp
350,000	3.40%, 04/01/2030	378,954
230,000	4.60%, 10/15/2038	277,630
115,000	3.25%, 11/01/2039	118,467
110,000	3.75%, 04/01/2040	120,692
480,000	4.75%, 03/01/2044	589,938
55,000	3.40%, 07/15/2046	56,873
60,000	4.70%, 10/15/2048	74,139
60,000	3.45%, 02/01/2050	61,984
385,000	2.80%, 01/15/2051	353,010
75,000	4.95%, 10/15/2058	98,127
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	58,726
95,000	6.95%, 06/01/2038	129,635
110,000	8.38%, 03/01/2039	178,248
35,000	4.50%, 06/30/2043	39,247
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	108,770
260,000	5.20%, 09/20/2047	308,247
123,000	5.30%, 05/15/2049	147,174
360,000	4.65%, 05/15/2050	396,974
200,000	NTT Finance Corp(a) 1.16%, 04/03/2026	197,359
	Telefonica Emisiones SA
300,000	7.05%, 06/20/2036	415,750
225,000	4.90%, 03/06/2048	255,277
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	100,523
110,000	6.55%, 05/01/2037	144,649
500,000	5.50%, 09/01/2041	591,780
65,000	4.50%, 09/15/2042	69,473
	T-Mobile USA Inc
945,000	3.50%, 04/15/2025(a)	1,019,542
100,000	4.50%, 02/01/2026	102,312
450,000	1.50%, 02/15/2026(a)	445,608

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 100,000	2.05%, 02/15/2028(a)	$ 98,052
570,000	3.88%, 04/15/2030(a)	618,655
50,000	2.88%, 02/15/2031	48,325
825,000	3.00%, 02/15/2041(a)	765,724
220,000	4.50%, 04/15/2050(a)	247,036
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	332,732
275,000	1.45%, 03/20/2026	275,022
450,000	3.88%, 02/08/2029	500,601
1,290,000	4.50%, 08/10/2033	1,498,362
200,000	2.65%, 11/20/2040	182,770
1,785,000	3.40%, 03/22/2041	1,812,106
65,000	4.00%, 03/22/2050	69,955
1,055,000	3.55%, 03/22/2051	1,053,520
	ViacomCBS Inc
250,000	4.20%, 06/01/2029	277,913
460,000	4.95%, 01/15/2031	542,512
120,000	4.20%, 05/19/2032	134,136
65,000	4.38%, 03/15/2043	70,139
	Vodafone Group PLC
100,000	4.13%, 05/30/2025	111,815
280,000	5.25%, 05/30/2048	349,563
140,000	4.25%, 09/17/2050	154,234
		23,532,061
Consumer, Cyclical — 1.08%
	AutoZone Inc
95,000	3.63%, 04/15/2025(e)	103,456
215,000	4.00%, 04/15/2030	238,015
	General Motors Co
300,000	4.00%, 04/01/2025	327,056
140,000	6.13%, 10/01/2025	164,627
200,000	5.20%, 04/01/2045	229,642
130,000	6.75%, 04/01/2046	175,478
125,000	General Motors Financial Co Inc 2.70%, 08/20/2027	127,346
	Home Depot Inc
375,000	0.90%, 03/15/2028(e)	357,888
120,000	2.95%, 06/15/2029	127,226
870,000	1.38%, 03/15/2031	804,506
275,000	3.30%, 04/15/2040	289,133
225,000	Las Vegas Sands Corp 3.50%, 08/18/2026	234,604
	Lowe's Cos Inc
530,000	1.70%, 10/15/2030	497,836
870,000	2.63%, 04/01/2031	872,478
50,000	3.70%, 04/15/2046	52,205
	McDonald's Corp
175,000	3.35%, 04/01/2023	184,359
285,000	4.60%, 05/26/2045	333,216
180,000	4.45%, 03/01/2047	209,199
120,000	3.63%, 09/01/2049	125,264
215,000	Starbucks Corp 3.80%, 08/15/2025	236,985
		5,690,519
Principal Amount		Fair Value
Consumer, Non-Cyclical — 5.00%
	AbbVie Inc
$ 140,000	3.45%, 03/15/2022	$ 143,226
710,000	3.20%, 11/21/2029	755,278
885,000	4.25%, 11/21/2049	1,001,409
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	211,538
445,000	3.00%, 09/23/2029	461,650
200,000	2.60%, 05/27/2030	200,552
	Altria Group Inc
55,000	2.35%, 05/06/2025	57,015
37,000	4.40%, 02/14/2026	41,723
155,000	2.63%, 09/16/2026	161,421
120,000	2.45%, 02/04/2032	114,646
195,000	5.80%, 02/14/2039	237,954
40,000	5.38%, 01/31/2044	46,622
240,000	3.88%, 09/16/2046	232,862
100,000	3.70%, 02/04/2051	91,105
300,000	4.00%, 02/04/2061	277,344
	Amgen Inc
140,000	2.65%, 05/11/2022	143,261
65,000	1.90%, 02/21/2025	67,131
115,000	2.20%, 02/21/2027	117,972
400,000	2.45%, 02/21/2030	402,770
825,000	2.30%, 02/25/2031	813,368
500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	597,272
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	98,632
	Anheuser-Busch InBev Worldwide Inc
30,000	3.75%, 07/15/2042	30,815
80,000	4.60%, 04/15/2048	91,582
550,000	4.44%, 10/06/2048	617,739
	Anthem Inc
95,000	3.65%, 12/01/2027	104,835
500,000	2.88%, 09/15/2029	519,787
115,000	4.63%, 05/15/2042	135,782
210,000	Archer-Daniels-Midland Co 3.25%, 03/27/2030	225,635
	BAT Capital Corp
430,000	2.79%, 09/06/2024	453,155
215,000	2.26%, 03/25/2028	211,679
5,000	4.39%, 08/15/2037	5,242
400,000	4.54%, 08/15/2047	402,755
225,000	BAT International Finance PLC 1.67%, 03/25/2026	222,700
205,000	Baxter International Inc(a) 3.95%, 04/01/2030	230,692
235,000	Bayer US Finance II LLC(a) 4.25%, 12/15/2025	261,523
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	131,079
120,000	2.82%, 05/20/2030	123,019
65,000	1.96%, 02/11/2031	61,664
110,000	3.79%, 05/20/2050	116,869

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Boston Scientific Corp
$ 850,000	1.90%, 06/01/2025	$ 872,809
300,000	3.75%, 03/01/2026	331,230
	Bristol Myers Squibb Co
85,000	3.20%, 06/15/2026	92,459
360,000	1.13%, 11/13/2027	348,063
175,000	3.40%, 07/26/2029	191,243
175,000	5.00%, 08/15/2045	225,014
75,000	4.25%, 10/26/2049	88,341
60,000	2.55%, 11/13/2050	53,323
940,000	Cigna Corp 1.25%, 03/15/2026	927,949
100,000	Coca-Cola Co/The 3.00%, 03/05/2051	98,272
215,000	CommonSpirit Health 2.76%, 10/01/2024	227,800
	Conagra Brands Inc
375,000	1.38%, 11/01/2027	361,236
149,000	4.85%, 11/01/2028	173,409
	Constellation Brands Inc
226,000	3.60%, 02/15/2028	245,778
35,000	4.65%, 11/15/2028	40,237
19,000	3.15%, 08/01/2029	19,901
190,000	3.75%, 05/01/2050	198,573
	CVS Health Corp
600,000	4.78%, 03/25/2038	708,111
285,000	4.13%, 04/01/2040	314,727
150,000	2.70%, 08/21/2040	138,138
85,000	5.05%, 03/25/2048	104,349
600,000	Diageo Capital PLC 2.00%, 04/29/2030	586,645
	Equifax Inc
275,000	2.60%, 12/01/2024	290,473
79,000	2.60%, 12/15/2025	82,816
25,000	3.10%, 05/15/2030	25,950
165,000	Estee Lauder Company Inc 2.60%, 04/15/2030	170,010
	General Mills Inc
200,000	3.70%, 10/17/2023	214,455
165,000	2.88%, 04/15/2030	170,339
140,000	3.00%, 02/01/2051(a)	130,892
	Gilead Sciences Inc
85,000	2.50%, 09/01/2023	88,567
825,000	1.65%, 10/01/2030	774,282
405,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	445,331
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	251,363
	Global Payments Inc
160,000	1.20%, 03/01/2026	157,508
120,000	4.80%, 04/01/2026	137,222
75,000	3.20%, 08/15/2029	78,991
270,000	2.90%, 05/15/2030	275,626
	Howard University
100,000	2.80%, 10/01/2030	99,845
160,000	3.48%, 10/01/2041	153,586
255,000	Johnson & Johnson 3.55%, 03/01/2036	284,759
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Keurig Dr Pepper Inc
$ 99,000	4.06%, 05/25/2023	$ 106,216
130,000	4.42%, 05/25/2025	145,860
85,000	3.20%, 05/01/2030	89,941
80,000	3.35%, 03/15/2051(e)	79,678
	Mondelez International Inc
135,000	1.50%, 05/04/2025	136,471
20,000	2.75%, 04/13/2030(e)	20,419
365,000	1.50%, 02/04/2031(e)	333,814
775,000	Novartis Capital Corp 2.20%, 08/14/2030	780,090
	PepsiCo Inc
55,000	2.63%, 03/19/2027	58,500
300,000	3.00%, 10/15/2027	325,775
45,000	1.63%, 05/01/2030	43,019
375,000	3.63%, 03/19/2050	413,632
	Pfizer Inc
415,000	2.63%, 04/01/2030	430,786
170,000	1.70%, 05/28/2030(e)	164,280
225,000	Philip Morris International Inc 2.10%, 05/01/2030	217,071
235,000	Quest Diagnostics Inc 2.80%, 06/30/2031	238,860
	Royalty Pharma PLC(a)
545,000	1.75%, 09/02/2027	529,244
235,000	2.20%, 09/02/2030	224,258
285,000	3.30%, 09/02/2040	274,740
170,000	3.55%, 09/02/2050	162,002
115,000	Sutter Health 3.36%, 08/15/2050	113,800
400,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	385,515
	Thermo Fisher Scientific Inc
60,000	4.13%, 03/25/2025	66,627
50,000	2.95%, 09/19/2026	53,533
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	110,571
205,000	3.50%, 08/15/2039	220,672
65,000	3.75%, 10/15/2047	71,042
95,000	2.90%, 05/15/2050	90,973
		26,288,314
Energy — 1.60%
	BP Capital Markets America Inc
500,000	2.75%, 05/10/2023	523,934
140,000	3.63%, 04/06/2030	153,518
115,000	1.75%, 08/10/2030	108,626
90,000	2.94%, 06/04/2051	80,270
	Canadian Natural Resources Ltd
285,000	3.90%, 02/01/2025	307,530
75,000	6.50%, 02/15/2037	95,198
250,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	329,895

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Energy Transfer Operating LP
$ 105,000	5.25%, 04/15/2029	$ 119,520
140,000	6.13%, 12/15/2045	161,048
90,000	6.25%, 04/15/2049	105,643
550,000	5.00%, 05/15/2050	568,834
	Enterprise Products Operating LLC
200,000	4.25%, 02/15/2048	212,436
335,000	4.80%, 02/01/2049	384,069
200,000	3.70%, 01/31/2051	196,900
	Equinor ASA
400,000	3.63%, 04/06/2040	425,625
90,000	3.70%, 04/06/2050	95,578
	Exxon Mobil Corp
525,000	3.48%, 03/19/2030	570,030
210,000	4.23%, 03/19/2040	236,250
260,000	Galaxy Pipeline Assets Bidco Ltd(a) 2.94%, 09/30/2040	250,672
210,000	Hess Corp 7.30%, 08/15/2031	268,154
	Marathon Petroleum Corp
150,000	4.70%, 05/01/2025	168,587
315,000	4.75%, 09/15/2044	349,380
	MPLX LP
300,000	4.00%, 02/15/2025	327,415
70,000	1.75%, 03/01/2026	70,107
35,000	4.13%, 03/01/2027	38,854
75,000	4.25%, 12/01/2027	84,313
70,000	5.20%, 03/01/2047	80,069
200,000	4.90%, 04/15/2058	213,041
	ONEOK Inc
65,000	2.20%, 09/15/2025	66,181
75,000	5.85%, 01/15/2026	87,800
150,000	4.00%, 07/13/2027	162,660
20,000	3.10%, 03/15/2030	20,132
	Sabine Pass Liquefaction LLC
70,000	4.20%, 03/15/2028	76,796
75,000	4.50%, 05/15/2030	84,164
	Sunoco Logistics Partners Operations LP
125,000	3.90%, 07/15/2026	134,563
175,000	5.35%, 05/15/2045	184,183
	TransCanada PipeLines Ltd
450,000	4.10%, 04/15/2030	501,609
130,000	4.75%, 05/15/2038	149,322
5,000	6.10%, 06/01/2040	6,479
365,000	Valero Energy Corp 4.00%, 04/01/2029	393,313
		8,392,698
Financial — 7.90%
	American Express Co
135,000	3.70%, 11/05/2021	137,325
380,000	4.20%, 11/06/2025	429,480
1,015,000	American International Group Inc 2.50%, 06/30/2025	1,064,958
Principal Amount		Fair Value
Financial — (continued)
	American Tower Corp REIT
$ 130,000	2.40%, 03/15/2025	$ 135,624
240,000	1.50%, 01/31/2028	228,889
300,000	3.70%, 10/15/2049	303,233
170,000	2.95%, 01/15/2051	150,291
	Bank of America Corp
35,000	3.86%, 07/23/2024	37,488
715,000	3.88%, 08/01/2025	789,719
190,000	2.46%, 10/22/2025	199,156
515,000	1.66%, 03/11/2027	516,555
95,000	3.56%, 04/23/2027	103,376
830,000	3.82%, 01/20/2028	911,848
500,000	3.59%, 07/21/2028	542,650
315,000	2.88%, 10/22/2030	323,831
200,000	2.59%, 04/29/2031	199,582
1,705,000	1.92%, 10/24/2031	1,604,517
435,000	6.11%, 01/29/2037	576,023
455,000	4.08%, 03/20/2051	505,190
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	46,022
190,000	2.66%, 05/16/2023	194,939
720,000	2.10%, 10/24/2024	757,795
170,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	196,155
635,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	691,305
745,000	BlackRock Inc 1.90%, 01/28/2031	720,583
	BNP Paribas SA(a)
200,000	2.22%, 06/09/2026	205,083
200,000	1.32%, 01/13/2027	195,598
145,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	156,188
	Citigroup Inc
550,000	3.35%, 04/24/2025	588,615
700,000	3.89%, 01/10/2028	769,428
395,000	4.41%, 03/31/2031	450,779
650,000	2.57%, 06/03/2031	649,492
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	223,018
30,000	Equinix Inc REIT 1.80%, 07/15/2027	29,448
800,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	782,247
335,000	Fifth Third Bancorp 2.38%, 01/28/2025	349,279
450,000	GE Capital Funding LLC(a) 4.40%, 05/15/2030	509,469
705,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	807,056
175,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	196,166
	Goldman Sachs Group Inc
90,000	2.91%, 07/24/2023	92,659

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 735,000	3.27%, 09/29/2025	$ 788,706
650,000	3.85%, 01/26/2027	713,024
600,000	3.80%, 03/15/2030	660,852
210,000	1.99%, 01/27/2032	199,299
200,000	4.02%, 10/31/2038	221,782
	HSBC Holdings PLC
285,000	4.30%, 03/08/2026	319,033
655,000	1.59%, 05/24/2027	644,599
	JPMorgan Chase & Co
135,000	3.80%, 07/23/2024	144,493
265,000	4.02%, 12/05/2024	287,504
690,000	3.22%, 03/01/2025	736,146
1,025,000	2.95%, 10/01/2026	1,096,359
215,000	3.96%, 01/29/2027	237,781
400,000	3.54%, 05/01/2028	435,340
560,000	3.51%, 01/23/2029	605,540
175,000	3.70%, 05/06/2030	190,743
200,000	2.52%, 04/22/2031	199,579
700,000	1.76%, 11/19/2031	652,885
110,000	1.95%, 02/04/2032	104,254
80,000	3.11%, 04/22/2041	79,548
95,000	3.11%, 04/22/2051	93,039
380,000	KeyCorp 2.55%, 10/01/2029	384,715
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	248,488
195,000	3.88%, 03/15/2024	212,994
55,000	4.38%, 03/15/2029	63,059
240,000	4.75%, 03/15/2039	295,894
	Massachusetts Mutual Life Insurance Co(a)
350,000	4.50%, 04/15/2065	378,240
99,000	3.73%, 10/15/2070	96,627
	Mastercard Inc
60,000	3.35%, 03/26/2030	66,086
240,000	2.95%, 03/15/2051	236,349
	Morgan Stanley
405,000	2.63%, 11/17/2021	410,991
35,000	2.75%, 05/19/2022	35,947
1,000,000	4.10%, 05/22/2023	1,069,330
230,000	2.72%, 07/22/2025	242,631
385,000	3.63%, 01/20/2027	422,442
600,000	3.77%, 01/24/2029	656,244
100,000	4.43%, 01/23/2030	114,501
295,000	2.70%, 01/22/2031	300,171
695,000	1.79%, 02/13/2032	648,684
580,000	1.93%, 04/28/2032	547,929
290,000	3.97%, 07/22/2038	322,070
65,000	Nationwide Mutual Insurance Co(a) 4.35%, 04/30/2050	68,229
55,000	New York Life Insurance Co(a) 3.75%, 05/15/2050	58,203
655,000	PNC Financial Services Group Inc 2.20%, 11/01/2024	687,690
290,000	Progressive Corp 3.20%, 03/26/2030	311,271
Principal Amount		Fair Value
Financial — (continued)
$ 715,000	Santander Holdings USA Inc 3.70%, 03/28/2022	$ 735,077
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	84,249
155,000	2.84%, 01/15/2025	162,591
	State Street Corp
405,000	3.78%, 12/03/2024	438,471
550,000	3.30%, 12/16/2024	599,736
95,000	2.90%, 03/30/2026	101,072
	Truist Bank
200,000	3.30%, 05/15/2026	216,492
250,000	3.80%, 10/30/2026	277,816
500,000	2.25%, 03/11/2030	487,876
	VEREIT Operating Partnership LP REIT
95,000	3.40%, 01/15/2028	100,175
15,000	2.20%, 06/15/2028	14,720
65,000	2.85%, 12/15/2032	62,949
75,000	Visa Inc 4.30%, 12/14/2045	90,457
	Wells Fargo & Co
635,000	2.41%, 10/30/2025	663,278
250,000	2.19%, 04/30/2026	258,020
750,000	4.30%, 07/22/2027	847,724
360,000	2.39%, 06/02/2028	368,962
250,000	2.88%, 10/30/2030	257,528
145,000	4.75%, 12/07/2046	171,142
130,000	5.01%, 04/04/2051	166,717
250,000	Wells Fargo Bank NA 3.63%, 10/22/2021	253,905
	Welltower Inc REIT
510,000	4.00%, 06/01/2025	560,635
120,000	2.70%, 02/15/2027	125,128
300,000	2.80%, 06/01/2031	298,179
	Willis North America Inc
85,000	3.60%, 05/15/2024	91,601
470,000	2.95%, 09/15/2029	485,326
		41,580,176
Industrial — 2.16%
	Boeing Co
120,000	2.70%, 02/01/2027	121,906
365,000	5.04%, 05/01/2027	416,125
200,000	3.63%, 02/01/2031(e)	209,241
	Carrier Global Corp
80,000	2.72%, 02/15/2030	80,727
275,000	2.70%, 02/15/2031	274,918
350,000	Caterpillar Inc 2.60%, 04/09/2030	358,254
100,000	CSX Corp 4.50%, 03/15/2049	115,652
	FedEx Corp
200,000	3.80%, 05/15/2025	219,822
60,000	3.30%, 03/15/2027	65,136
100,000	3.10%, 08/05/2029	104,872
340,000	4.25%, 05/15/2030	386,923
300,000	4.05%, 02/15/2048	326,940

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 170,000	General Dynamics Corp 4.25%, 04/01/2040	$ 200,115
520,000	General Electric Co 3.63%, 05/01/2030	559,866
755,000	Honeywell International Inc 1.95%, 06/01/2030	745,175
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	92,066
40,000	1.20%, 04/06/2023	40,634
105,000	3.45%, 06/07/2023	111,691
160,000	2.60%, 03/07/2024	169,458
75,000	1.75%, 03/09/2027	75,740
390,000	3.45%, 03/07/2029	427,599
	L3Harris Technologies Inc
610,000	3.85%, 06/15/2023	650,790
32,000	4.40%, 06/15/2028	36,312
	Lockheed Martin Corp
230,000	3.80%, 03/01/2045	253,063
92,000	4.09%, 09/15/2052	107,941
95,000	Norfolk Southern Corp 3.40%, 11/01/2049	94,442
435,000	Northrop Grumman Corp 5.15%, 05/01/2040	545,685
	Otis Worldwide Corp
895,000	2.57%, 02/15/2030	901,440
300,000	3.11%, 02/15/2040	295,338
	Raytheon Technologies Corp
1,140,000	3.95%, 08/16/2025	1,266,123
30,000	4.45%, 11/16/2038	34,757
60,000	4.63%, 11/16/2048	71,785
430,000	Republic Services Inc 1.45%, 02/15/2031	393,112
485,000	Siemens Financieringsmaatschappij NV(a) 1.20%, 03/11/2026	479,367
250,000	Textron Financial Corp(a)(b) 1.93%, 02/15/2042 3-mo. LIBOR + 1.73%	197,500
	Union Pacific Corp
195,000	2.40%, 02/05/2030	195,410
400,000	3.25%, 02/05/2050	393,899
	Waste Management Inc
115,000	4.15%, 07/15/2049	131,606
65,000	2.50%, 11/15/2050	56,140
145,000	Worthington Industries Inc 4.30%, 08/01/2032	158,671
		11,366,241
Technology — 3.09%
	Apple Inc
435,000	1.13%, 05/11/2025	437,835
695,000	3.35%, 02/09/2027	763,575
305,000	1.20%, 02/08/2028	293,691
180,000	3.85%, 05/04/2043	203,581
395,000	3.85%, 08/04/2046	442,822
525,000	2.65%, 02/08/2051	479,735
Principal Amount		Fair Value
Technology — (continued)
$ 209,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.88%, 01/15/2027	$ 226,954
	Broadcom Inc
60,000	4.70%, 04/15/2025	67,628
354,000	3.15%, 11/15/2025	377,305
475,000	4.11%, 09/15/2028	519,294
540,000	5.00%, 04/15/2030	615,447
175,000	4.15%, 11/15/2030	188,888
280,000	2.60%, 02/15/2033(a)	260,830
176,000	3.42%, 04/15/2033	187,266
266,000	3.47%, 04/15/2034	288,851
50,000	3.75%, 02/15/2051(a)	47,811
	Fidelity National Information Services Inc
60,000	1.15%, 03/01/2026	58,995
680,000	2.25%, 03/01/2031	668,111
55,000	3.10%, 03/01/2041	54,026
	Fiserv Inc
315,000	3.80%, 10/01/2023	338,648
890,000	3.20%, 07/01/2026	960,611
380,000	2.25%, 06/01/2027	388,440
150,000	3.50%, 07/01/2029	161,790
	Intel Corp
465,000	2.45%, 11/15/2029	476,022
235,000	3.73%, 12/08/2047	253,140
185,000	3.25%, 11/15/2049	186,057
	International Business Machines Corp
1,330,000	1.95%, 05/15/2030	1,287,442
100,000	4.25%, 05/15/2049	115,113
	Leidos Inc(a)
215,000	3.63%, 05/15/2025	233,275
300,000	4.38%, 05/15/2030	333,492
485,000	Microchip Technology Inc(a) 2.67%, 09/01/2023	505,095
	Microsoft Corp
135,000	2.53%, 06/01/2050	122,927
100,000	2.92%, 03/17/2052	98,505
103,000	2.68%, 06/01/2060	94,549
487,000	3.04%, 03/17/2062	477,455
380,000	NVIDIA Corp 3.50%, 04/01/2040	408,757
	NXP BV / NXP Funding LLC(a)
295,000	4.88%, 03/01/2024	327,879
71,000	5.35%, 03/01/2026	82,867
	NXP BV / NXP Funding LLC / NXP USA Inc(a)
275,000	3.15%, 05/01/2027	292,227
264,000	4.30%, 06/18/2029	295,265
	Oracle Corp
425,000	2.30%, 03/25/2028	430,278
265,000	2.88%, 03/25/2031	269,752
215,000	3.80%, 11/15/2037	223,299
235,000	3.60%, 04/01/2040	236,015
155,000	4.00%, 07/15/2046	159,571
880,000	3.60%, 04/01/2050	852,352
145,000	3.95%, 03/25/2051	149,475

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 95,000	4.10%, 03/25/2061	$ 98,310
190,000	salesforce.com Inc 3.25%, 04/11/2023	200,710
		16,241,963
Utilities — 3.11%
	Alabama Power Co
125,000	2.45%, 03/30/2022	127,408
60,000	4.15%, 08/15/2044	66,539
	American Water Capital Corp
125,000	3.75%, 09/01/2028	139,032
50,000	2.80%, 05/01/2030	51,422
175,000	4.15%, 06/01/2049	201,342
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	91,632
75,000	6.13%, 04/01/2036	101,115
	Cleco Corporate Holdings LLC
215,000	3.74%, 05/01/2026	233,368
5,000	4.97%, 05/01/2046	5,520
195,000	Commonwealth Edison Co 3.65%, 06/15/2046	207,891
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(d)	207,670
400,000	2.85%, 08/15/2026	424,562
255,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	338,047
	Duke Energy Carolinas LLC
788,000	5.30%, 02/15/2040	1,012,477
190,000	3.45%, 04/15/2051	194,061
130,000	Duke Energy Corp 3.75%, 04/15/2024	140,202
140,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	138,162
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	157,680
	Eastern Energy Gas Holdings LLC
100,000	2.50%, 11/15/2024	105,137
25,000	3.00%, 11/15/2029	25,933
105,000	3.90%, 11/15/2049	107,163
	Evergy Inc
90,000	4.85%, 06/01/2021	90,000
560,000	2.45%, 09/15/2024	586,317
25,000	2.90%, 09/15/2029	25,478
	Evergy Metro Inc
20,000	2.25%, 06/01/2030	19,751
210,000	4.20%, 03/15/2048	237,590
	Exelon Corp
110,000	2.45%, 04/15/2021	110,062
180,000	4.70%, 04/15/2050	215,605
	Georgia Power Co
225,000	2.10%, 07/30/2023	232,242
145,000	4.75%, 09/01/2040	168,731
515,000	Gulf Power Co 4.55%, 10/01/2044	557,559
Principal Amount		Fair Value
Utilities — (continued)
$ 515,000	ITC Holdings Corp(a) 2.95%, 05/14/2030	$ 524,953
745,000	NextEra Energy Capital Holdings Inc 2.25%, 06/01/2030	728,911
	NiSource Inc
150,000	3.49%, 05/15/2027	162,765
480,000	3.60%, 05/01/2030	520,253
135,000	4.38%, 05/15/2047	151,282
610,000	Oglethorpe Power Corp 5.05%, 10/01/2048	718,190
235,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	249,496
	PacifiCorp
275,000	2.70%, 09/15/2030	281,776
42,000	4.13%, 01/15/2049	46,772
10,000	3.30%, 03/15/2051	9,858
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	106,515
960,000	PG&E 2.50%, 02/01/2031	905,762
	Public Service Enterprise Group Inc
145,000	2.88%, 06/15/2024	153,618
1,075,000	1.60%, 08/15/2030	990,026
	Puget Energy Inc
185,000	3.65%, 05/15/2025	199,977
505,000	4.10%, 06/15/2030	547,277
	Sempra Energy
300,000	3.55%, 06/15/2024	322,340
210,000	3.40%, 02/01/2028	225,212
60,000	3.80%, 02/01/2038	64,492
135,000	4.00%, 02/01/2048	142,187
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	105,465
	Southern California Edison Co
90,000	2.85%, 08/01/2029	91,344
950,000	2.25%, 06/01/2030	919,694
27,000	4.00%, 04/01/2047	27,813
88,000	4.13%, 03/01/2048	92,209
105,000	3.65%, 02/01/2050	103,869
	Southern Co
730,000	3.70%, 04/30/2030	788,771
55,000	4.40%, 07/01/2046	61,247
450,000	4.00%, 01/15/2051	474,863
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	26,022
315,000	Xcel Energy Inc 2.60%, 12/01/2029	317,735
		16,380,392
TOTAL CORPORATE BONDS AND NOTES — 28.89% (Cost $148,832,297)		$151,973,723

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
$ 200,000	Abu Dhabi Government International Bond(a) 2.50%, 04/16/2025	$ 210,848
	Mexico Government International Bond
500,000	3.75%, 01/11/2028	534,640
510,000	2.66%, 05/24/2031	480,971
400,000	4.75%, 04/27/2032	445,400
76,000	4.75%, 03/08/2044	80,106
405,000	3.77%, 05/24/2061	358,121
	Panama Government International Bond
200,000	3.16%, 01/23/2030	208,056
390,000	2.25%, 09/29/2032	370,699
340,000	3.87%, 07/23/2060	336,029
	Peruvian Government International Bond
200,000	2.39%, 01/23/2026	205,844
310,000	2.78%, 01/23/2031	310,065
495,000	3.30%, 03/11/2041	483,862
115,000	3.55%, 03/10/2051	111,953
	Qatar Government International Bond
200,000	3.75%, 04/16/2030(a)	223,500
200,000	5.10%, 04/23/2048	252,760
	Saudi International Bond
200,000	2.25%, 02/02/2033(a)	188,292
200,000	4.50%, 10/26/2046	219,758
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.95% (Cost $5,125,961)		$5,020,904
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.11%
	Angel Oak Mortgage Trust(a)(c)
	Series 2018-3 Class A1
62,043	3.65%, 09/25/2048	62,622
	Series 2019-2 Class A1
75,154	3.63%, 03/25/2049	76,536
	Series 2019-3 Class A1
133,769	2.93%, 05/25/2059	134,532
	Series 2019-4 Class A1
245,925	2.99%, 07/26/2049	248,410
	Series 2020-1 Class A1
138,206	2.47%, 12/25/2059	139,085
	Series 2020-2 Class A1A
292,898	2.53%, 01/26/2065	298,565
	Series 2020-4 Class A1
189,220	1.47%, 06/25/2065	189,891
	Series 2020-6 Class A1
126,500	1.26%, 05/25/2065	126,923
	Series 2020-R1 Class A1
428,402	0.99%, 04/25/2053	428,105
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-1 Class A1
$ 468,796	0.91%, 01/25/2066	$ 463,574
	Arroyo Mortgage Trust(a)(c)
	Series 2018-1 Class A1
119,082	3.76%, 04/25/2048	119,596
	Series 2019-2 Class A1
196,297	3.35%, 04/25/2049	200,461
	Series 2019-3 Class A1
175,336	2.96%, 10/25/2048	178,497
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	382,347
	Series 2019-BN16 Class XA
2,596,282	0.96%, 02/15/2052(c)	155,332
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	695,292
	Series 2019-BN18 Class XA
992,711	0.90%, 05/15/2062(c)	61,144
	Series 2019-BN20 Class XA
1,286,775	0.84%, 09/15/2062(c)	75,625
	Series 2019-BN22 Class XA
1,801,361	0.60%, 11/15/2062(c)	78,549
	Series 2019-BN23 Class XA
2,949,861	0.70%, 12/15/2052(c)	150,647
	Series 2019-BN24 Class XA
995,597	0.65%, 11/15/2062(c)	47,925
	Series 2020-BN26 Class XA
1,074,575	1.24%, 03/15/2063(c)	93,317
	Series 2020-BN28 Class XA
2,411,016	1.79%, 03/15/2063(c)	329,081
	Series 2020-BN29 Class XA
2,892,890	1.36%, 11/15/2053(c)	297,932
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	266,125
228,000	Barclays Commercial Mortgage Trust(a)(b) Series 2017-DELC Class A 0.96%, 08/15/2036 1-mo. LIBOR + 0.85%	227,859
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(c)	440,921
	Series 2019-B10 Class XA
2,353,490	1.23%, 03/15/2062(c)	181,011
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	344,776

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-B12 Class XA
$ 995,501	1.07%, 08/15/2052(c)	$ 62,137
	Series 2020-B18 Class XA
634,609	1.79%, 07/15/2053(c)	71,868
	Series 2020-B22 Class XA
1,111,506	1.52%, 01/15/2054(c)	133,077
314,553	Bunker Hill Loan Depository Trust(a)(c) Series 2020-1 Class A1 1.72%, 02/25/2055	319,150
107,816	BX Commercial Mortgage Trust(a)(b) Series 2018-IND Class A 0.86%, 11/15/2035 1-mo. LIBOR + 0.74%	107,816
100,000	CAMB Commercial Mortgage Trust(a)(b) Series 2019-LIFE Class C 1.56%, 12/15/2037 1-mo. LIBOR + 1.44%	100,030
132,956	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	132,510
300,000	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	323,266
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	272,589
78,623	CIM Trust(a)(c) Series 2017-7 Class A 3.00%, 04/25/2057	80,055
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	442,668
	Citigroup Mortgage Loan Trust Inc
	Series 2018-RP2 Class A1
209,690	3.14%, 02/25/2058	218,580
	Series 2018-RP3 Class A1
232,762	3.25%, 03/25/2061(a)(c)	244,194
	COLT Mortgage Loan Trust(a)(c)
	Series 2019-3 Class A1
58,297	2.76%, 08/25/2049	58,559
	Series 2019-4 Class A1
175,462	2.58%, 11/25/2049	177,022
	Series 2020-1R Class A1
108,332	1.26%, 09/25/2065	108,775
	Series 2020-2R Class A1
404,957	1.33%, 10/26/2065	405,347
	COMM Mortgage Trust
	Series 2013-LC6 Class A4
253,550	2.94%, 01/10/2046	261,961
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-WCM Class A
$ 400,000	1.01%, 10/15/2034(a)(b) 1-mo. LIBOR + 0.89%	$ 400,000
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
44,916	3.25%, 04/25/2047(c)	45,833
	Series 2018-RPL9 Class A
211,517	3.85%, 09/25/2057(c)	225,059
	Series 2020-NET Class A
100,000	2.26%, 08/15/2037	101,756
	Series 2020-NQM1 Class A1
550,624	1.21%, 05/25/2065(d)	553,001
	Series 2020-RPL4 Class A1
516,918	2.00%, 01/25/2060(c)	530,573
	Series 2021-NQM2 Class A1
640,000	1.18%, 02/25/2066(c)	640,000
335,000	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	351,868
12,110,381	DBGS Mortgage Trust(c) Series 2018-C1 Class XA 0.20%, 10/15/2051	165,200
488,602	DBJPM Mortgage Trust(c) Series 2020-C9 Class XA 1.71%, 09/15/2053	50,336
	Deephaven Residential Mortgage Trust(a)(c)
	Series 2017-2A Class A1
7,522	2.45%, 06/25/2047	7,543
	Series 2019-2A Class A1
54,346	3.56%, 04/25/2059	54,538
	Ellington Financial Mortgage Trust(a)(c)
	Series 2020-2 Class A1
169,495	1.18%, 10/25/2065	169,402
	Series 2021-1 Class A1
103,891	0.80%, 02/25/2066	103,645
560,000	FREMF Mortgage Trust(a)(c) Series 2015-K45 Class B 3.59%, 04/25/2048	601,514
	GCAT Trust(a)(d)
	Series 2020-NQM2 Class A1
112,663	1.56%, 04/25/2065	113,480
	Series 2021-NQM1 Class A1
507,186	0.87%, 01/25/2066	506,751
	Goldman Sachs Mortgage Securities Trust(c)
	Series 2013-GC13 Class A5
380,000	4.05%, 07/10/2046	406,108

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-GC45 Class XA
$ 2,038,155	0.67%, 02/13/2053	$ 98,090
69,048	Homeward Opportunities Fund I Trust(a)(c) Series 2019-2 Class A1 2.70%, 09/25/2059	69,494
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	283,032
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	581,435
	Series 2016-C4 Class ASB
310,000	2.99%, 12/15/2049	327,660
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	123,447
104,038	MetLife Securitization Trust(a)(c) Series 2018-1A Class A 3.75%, 03/25/2057	108,967
	MFA Trust(a)(c)
	Series 2017-RPL-1 Class A1
26,233	2.59%, 02/25/2057	26,538
	Series 2020-NQM3 Class A1
88,213	1.01%, 01/26/2065	88,163
	Mill City Mortgage Loan Trust(a)(c)
	Series 2019-1 Class A1
213,421	3.25%, 10/25/2069	225,808
	Series 2019-GS1 Class A1
510,583	2.75%, 07/25/2059	527,034
305,000	Mortgage Insurance-Linked Notes(a)(b) Series 2019-1 Class M1 2.01%, 11/26/2029 1-mo. LIBOR + 1.90%	305,424
	MTRO Commercial Mortgage Trust(a)(b)
	Series 2019-TECH Class B
100,000	1.21%, 12/15/2033 1-mo. LIBOR + 1.10%	100,000
	Series 2019-TECH Class C
100,000	1.41%, 12/15/2033 1-mo. LIBOR + 1.30%	99,747
220,000	Natixis Commercial Mortgage Securities Trust(a) Series 2019-1776 Class A 2.51%, 10/15/2036	224,626
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
42,671	3.75%, 05/28/2052(c)	45,056
	Series 2017-2A Class A3
115,231	4.00%, 03/25/2057(c)	122,966
	Series 2017-3A Class A1
184,549	4.00%, 04/25/2057(c)	195,794
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-4A Class A1
$ 72,059	4.00%, 05/25/2057(c)	$ 76,665
	Series 2017-5A Class A1
71,641	1.61%, 06/25/2057(b) 1-mo. LIBOR + 1.50%	72,815
	Series 2017-6A Class A1
114,496	4.00%, 08/27/2057(c)	122,549
	Series 2018-1A Class A1A
574,866	4.00%, 12/25/2057(c)	613,666
	Series 2018-2A Class A1
128,020	4.50%, 02/25/2058(c)	136,553
	Series 2018-4A Class A1S
146,458	0.86%, 01/25/2048(b) 1-mo. LIBOR + 0.75%	146,913
	Series 2019-3A Class A1A
217,588	3.75%, 11/25/2058(c)	232,233
	Series 2019-5A Class A1B
232,816	3.50%, 08/25/2059(c)	242,910
	Series 2019-NQM3 Class A1
172,735	2.80%, 07/25/2049(c)	173,639
	Series 2019-NQM4 Class A1
90,575	2.49%, 09/25/2059(c)	92,039
	Series 2020-1A Class A1B
132,524	3.50%, 10/25/2059(c)	139,875
	Series 2021-NQ1R Class A1
429,018	0.94%, 07/25/2055(c)	428,074
615,000	Onslow Bay Mortgage Loan Trust(a)(c) Series 2021-NQM1 Class A1 1.07%, 02/25/2066	615,772
	Preston Ridge Partners Mortgage LLC(a)
	Series 2019-GS1 Class A1
125,492	3.50%, 10/25/2024(c)	126,532
	Series 2020-3 Class A1
388,120	2.86%, 09/25/2025(d)	390,892
	Series 2020-6 Class A1
110,202	2.36%, 11/25/2025(d)	110,461
150,000	Radnor RE Ltd(a)(b) Series 2020-1 Class M1A 1.06%, 02/25/2030 1-mo. LIBOR + 0.95%	150,016
313,630	Residential Mortgage Loan Trust(a)(c) Series 2021-1R Class A1 0.86%, 01/25/2065	313,702
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	505,438
	Starwood Mortgage Residential Trust(a)(c)
	Series 2020-3 Class A1
116,784	1.49%, 04/25/2065	118,035
	Series 2021-1 Class A1
640,000	1.22%, 05/25/2065	640,000

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 135,000	VCAT LLC(a)(d) Series 2021-NPL2 Class A1 2.12%, 03/27/2051	$ 135,000
	Verus Securitization Trust(a)
	Series 2019-2 Class A1
71,788	3.21%, 05/25/2059(c)	71,963
	Series 2019-INV3 Class A1
240,427	2.69%, 11/25/2059(c)	244,817
	Series 2020-4 Class A1
189,705	1.50%, 05/25/2065(d)	191,251
	Series 2020-5 Class A1
260,802	1.22%, 05/25/2065(d)	260,424
	Series 2021-R2 Class A1
370,000	0.92%, 02/25/2064(c)	370,206
190,000	VOLT LLC(a)(d) Series 2021-NPL7 Class A1 2.12%, 04/25/2051	190,000
478,853	VOLT XCIII LLC(a)(d) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	476,329
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	157,056
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	348,146
	Series 2015-NXS3 Class A4
370,000	3.62%, 09/15/2057	405,034
		26,893,177
U.S. Government Agency — 34.06%
	Federal Home Loan Mortgage Corp
24	6.00%, 05/01/2021	24
940	5.00%, 03/01/2022	986
394,108	3.00%, 09/01/2027	418,802
5,135	6.00%, 11/01/2033	5,846
8,645	6.00%, 04/01/2035	9,730
15,618	4.50%, 05/01/2035	17,363
39,425	5.50%, 08/01/2035	44,580
45,427	4.50%, 11/01/2035	50,169
4,405	6.50%, 02/01/2036	4,992
10,542	4.50%, 03/01/2036	11,747
12,052	6.00%, 03/01/2036	14,404
14,180	5.50%, 06/01/2036	15,840
26,709	5.50%, 08/01/2036	31,089
4,515	6.00%, 08/01/2037	5,208
21,104	7.00%, 08/01/2037	23,672
62,361	5.00%, 04/01/2038	72,562
149,864	5.50%, 05/01/2038	176,129
97,135	4.50%, 03/01/2039	108,952
104,447	4.50%, 05/01/2039	117,196
105,143	4.00%, 09/01/2040	116,415
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 270,191	5.00%, 09/01/2040	$ 314,117
36,167	4.00%, 09/01/2043	40,026
820,876	4.00%, 03/01/2044	900,395
291,669	4.50%, 04/01/2044	325,658
631,902	4.50%, 12/01/2044	702,565
454,821	3.00%, 02/01/2047	477,894
1,329,649	3.00%, 10/01/2049	1,388,006
922,787	3.50%, 05/01/2050	974,606
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	209,878
	Series K104 Class X1
1,003,450	1.13%, 01/25/2030(c)	85,196
	Series K111 Class X1
576,812	1.57%, 05/25/2030(c)	70,811
	Series K112 Class X1
1,129,484	1.43%, 05/25/2030(c)	127,811
	Series K114 Class X1
1,468,752	1.12%, 06/25/2030(c)	131,303
	Series K122 Class X1
449,833	0.88%, 11/25/2030(c)	32,512
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
31,684	3.00%, 05/15/2041	34,071
	Series 4097 Class KA
147,911	2.00%, 09/15/2031	152,373
	Series 4122 Class AB
130,086	1.50%, 10/15/2042	130,596
	Series 4139 Class PA
168,958	2.50%, 11/15/2041	176,961
	Series 4142 Class PT
117,533	1.25%, 12/15/2027	119,611
	Series 4146 Class AB
109,103	1.13%, 12/15/2027	110,575
	Series 4216 Class KQ
122,258	1.70%, 10/15/2039	124,221
	Series 4961 Class JB
224,847	2.50%, 12/15/2042	234,725
137,306	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b) Series 2014-DN3 Class M3 4.11%, 08/25/2024 1-mo. LIBOR + 4.00%	139,371
	Federal National Mortgage Association
407,196	4.00%, 07/01/2026	434,720
590,905	3.50%, 01/01/2031	626,759
160,000	3.09%, 07/01/2032	172,917
385,000	3.10%, 07/01/2032	416,112
216,518	3.19%, 07/01/2033	230,506
9,288	4.50%, 08/01/2035	10,325
12,588	6.00%, 02/01/2036	14,700
30,274	5.50%, 03/01/2036	34,128
23,408	6.50%, 06/01/2036	26,274

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 50,462	6.00%, 03/01/2037	$ 59,085
256	6.50%, 04/01/2037	288
55,014	6.00%, 08/01/2037	64,050
22,864	6.50%, 08/01/2037	27,012
569,378	4.00%, 02/01/2041	625,954
3,684,607	4.50%, 02/01/2041	4,153,963
304,653	4.00%, 10/01/2041	335,637
613,770	4.00%, 01/01/2045	679,259
333,816	3.50%, 08/01/2045	358,304
688,831	4.00%, 10/01/2046	747,678
719,655	3.50%, 01/01/2047	765,981
3,286,382	4.00%, 06/01/2047	3,555,562
2,096,260	4.50%, 11/01/2047	2,300,578
932,712	4.50%, 04/01/2048	1,018,333
413,594	4.00%, 02/01/2049	443,448
346,300	3.00%, 11/01/2049	361,028
1,686,310	3.00%, 12/01/2049	1,760,396
3,453,197	3.00%, 04/01/2050	3,614,377
1,232,176	3.50%, 05/01/2050	1,301,306
363,133	2.50%, 07/01/2050	372,983
	Federal National Mortgage Association Alternative Credit Enhancement Securities(c)
	Series 2019-M21 Class X3
2,143,130	1.21%, 06/25/2034	215,395
	Series 2020-M2 Class X ACES
5,368,533	0.33%, 01/25/2030	120,398
111,039	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	114,330
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
116,373	1.50%, 09/25/2027	118,943
	Series 2012-124 Class JA
81,780	1.50%, 11/25/2042	81,987
	Series 2012-128 Class PD
216,949	1.50%, 06/25/2042	221,465
	Series 2012-18 Class GA
69,045	2.00%, 12/25/2041	71,333
	Series 2012-21 Class PQ
37,236	2.00%, 09/25/2041	38,386
	Series 2012-52 Class PA
46,039	3.50%, 05/25/2042	49,815
	Series 2012-75 Class KC
65,046	2.50%, 12/25/2041	67,154
	Series 2013-16 Class A
170,222	1.75%, 01/25/2040	172,519
	Series 2013-43 Class XP
151,289	1.50%, 08/25/2041	154,542
	Series 2013-77 Class BP
114,805	1.70%, 06/25/2043	116,782
	Series 2013-9 Class PT
102,138	1.25%, 02/25/2028	103,676
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2015-48 Class QB
$ 68,862	3.00%, 02/25/2043	$ 71,516
	Series 2015-5 Class EP
156,960	2.00%, 06/25/2043	160,707
	Series 2016-11 Class GA
73,319	2.50%, 03/25/2046	76,433
	Series 2016-38 Class NA
32,731	3.00%, 01/25/2046	35,188
	Series 2017-26 Class CG
94,080	3.50%, 07/25/2044	98,602
	Series 2017-34 Class JK
47,341	3.00%, 05/25/2047	49,030
	Series 2017-35 Class AH
116,547	3.50%, 04/25/2053	120,484
	Series 2017-49 Class JA
93,558	4.00%, 07/25/2053	97,928
	Series 2017-72 Class B
61,035	3.00%, 09/25/2047	64,958
	Series 2017-72 Class CD
62,696	3.00%, 09/25/2047	66,798
	Series 2017-84 Class KA
82,045	3.50%, 04/25/2053	84,680
	Series 2017-A6 Class A6
159,574	3.00%, 12/25/2054	167,800
	Series 2018-19 Class DC
65,192	3.50%, 05/25/2056	68,534
	Series 2018-23 Class LA
66,544	3.50%, 04/25/2048	71,636
	Series 2018-38 Class PC
53,705	3.50%, 03/25/2045	54,875
	Series 2018-70 Class HA
100,960	3.50%, 10/25/2056	106,685
	Series 2018-72 Class BA
144,097	3.50%, 07/25/2054	151,678
	Series 2018-77 Class PA
43,248	3.50%, 02/25/2048	45,387
	Series 2018-80 Class GD
85,110	3.50%, 12/25/2047	89,729
	Series 2019-12 Class HA
125,302	3.50%, 11/25/2057	134,881
	Series 2019-14 Class CA
123,574	3.50%, 04/25/2049	134,385
	Series 2019-15 Class AB
129,190	3.50%, 05/25/2053	136,639
	Series 2019-21 Class BD
125,669	3.00%, 09/25/2057	131,313
	Series 2019-22 Class BA
131,778	3.50%, 12/25/2058	143,381
	Series 2019-28 Class JA
115,710	3.50%, 06/25/2059	125,565
	Series 2019-41 Class AC
137,175	2.50%, 03/25/2053	141,997
	Series 2019-45 Class PT
152,793	3.00%, 08/25/2049	164,365
	Series 2019-6 Class GJ
156,540	3.00%, 02/25/2049	166,394
	Series 2019-7 Class CA
105,551	3.50%, 11/25/2057	112,396

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2019-7 Class JA
$ 104,548	3.50%, 03/25/2049	$ 112,007
	Series 2020-1 Class AC
494,490	3.50%, 08/25/2058	535,258
	Government National Mortgage Association
4,000,000	2.00%, TBA	4,038,750
16,900,000	2.50%, TBA	17,403,699
8,600,000	3.00%, TBA	8,961,516
6,500,000	3.50%, TBA	6,861,344
2,800,000	4.00%, TBA	2,989,000
2,400,000	4.50%, TBA	2,595,750
286,380	4.00%, 02/20/2045	316,824
150,076	4.50%, 01/20/2046	167,923
	Series 2013-37 Class LG
89,655	2.00%, 01/20/2042	92,111
	Series 2015-151 Class BA
92,167	1.70%, 10/20/2045	93,399
	Series 2015-56 Class LB
167,322	1.50%, 04/16/2040	169,189
70,502	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	77,171
	Uniform Mortgage-Backed Security(f)
5,100,000	1.50%, TBA	5,119,014
43,940,000	2.00%, TBA	44,040,703
14,200,000	2.50%, TBA	14,543,582
17,900,000	3.00%, TBA	18,672,915
9,600,000	3.50%, TBA	10,141,125
2,800,000	4.00%, TBA	3,004,094
1,600,000	4.50%, TBA	1,741,750
		179,158,464
TOTAL MORTGAGE-BACKED SECURITIES — 39.17% (Cost $205,018,751)		$206,051,641
MUNICIPAL BONDS AND NOTES
65,000	Chicago Transit Authority Sales Tax Receipts Fund 3.91%, 12/01/2040	69,012
	County of Riverside California
420,000	2.96%,02/15/2027	446,925
420,000	3.07%,02/15/2028	449,422
200,000	District of Columbia 3.43%, 04/01/2042	196,563
	Marshall University
100,000	3.13%,05/01/2028	103,841
100,000	3.38%,05/01/2031	103,607
	Metropolitan Transportation Authority
115,000	4.75%,11/15/2045	135,074
315,000	5.18%,11/15/2049	390,188
80,000	New York State Thruway Authority 2.90%, 01/01/2035	82,877
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 450,000	New York Transportation Development Corp 4.25%, 09/01/2035	$ 492,732
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	435,771
345,000	Port Authority of New York & New Jersey 1.09%, 07/01/2023	350,138
40,000	Regents of the University of California Medical Center Pooled Revenue 6.55%, 05/15/2048	60,262
395,000	State Board of Administration Finance Corp 1.26%, 07/01/2025	398,664
	State of California
130,000	7.55%,04/01/2039	210,008
130,000	7.30%,10/01/2039	198,196
15,000	7.63%,03/01/2040	24,055
15,000	State of Connecticut 3.00%, 07/01/2021	15,098
TOTAL MUNICIPAL BONDS AND NOTES — 0.79% (Cost $3,950,904)		$4,162,433
U.S. TREASURY BONDS AND NOTES
	United States Treasury Inflation Indexed Bonds TIPS
700,000	0.13%, 10/15/2024	771,973
900,000	0.38%, 01/15/2027	1,074,942
110,000	0.75%, 07/15/2028	130,427
1,535,000	0.13%, 07/15/2030	1,699,694
	United States Treasury Note/Bond
225,000	1.63%, 12/31/2021	227,619
1,350,000	0.38%, 03/31/2022	1,354,008
100,000	2.13%, 05/15/2022	102,266
2,000,000	0.13%, 06/30/2022	2,000,469
13,120,000	0.13%, 10/31/2022	13,118,462
1,000,000	0.13%, 11/30/2022	999,805
2,000,000	0.13%, 12/31/2022	1,999,141
3,000,000	0.13%, 02/28/2023	2,998,125
6,720,000	0.13%, 05/15/2023	6,711,075
3,630,000	1.75%, 05/15/2023(g)(h)	3,749,393
20,460,000	0.13%, 02/15/2024(e)	20,349,708
7,580,000	2.38%, 08/15/2024	8,067,074
8,752,000	2.00%, 02/15/2025	9,217,976
2,215,000	2.13%, 05/15/2025	2,344,612
2,400,000	0.25%, 06/30/2025	2,351,437
7,325,000	2.88%, 07/31/2025	7,989,973
9,060,000	6.88%, 08/15/2025	11,449,929
1,200,000	0.25%, 08/31/2025	1,172,062
1,085,000	0.25%, 09/30/2025	1,058,256
2,000,000	0.38%, 11/30/2025	1,956,328
7,980,000	0.38%, 01/31/2026(e)	7,782,370
670,000	0.50%, 02/28/2026(e)	656,914

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$17,720,000	0.75%, 03/31/2026	$ 17,566,334
1,000,000	1.38%, 08/31/2026	1,017,305
265,000	1.13%, 02/28/2027	264,265
2,000,000	0.50%, 04/30/2027	1,915,469
2,500,000	0.50%, 05/31/2027	2,389,551
1,150,000	0.38%, 07/31/2027	1,086,346
4,090,000	2.25%, 08/15/2027	4,334,921
430,000	0.38%, 09/30/2027	404,654
125,000	0.50%, 10/31/2027	118,394
700,000	1.13%, 02/29/2028(e)	687,750
600,000	2.38%, 05/15/2029	637,594
5,475,000	0.63%, 05/15/2030	4,982,250
9,605,000	0.63%, 08/15/2030(e)	8,704,531
2,560,000	0.88%, 11/15/2030(e)	2,367,600
4,750,000	1.13%, 02/15/2031(e)	4,488,008
1,220,000	1.38%, 11/15/2040	1,037,762
15,375,000	1.88%, 02/15/2041(e)	14,315,566
350,000	3.63%, 08/15/2043	429,584
4,670,000	3.75%, 11/15/2043	5,841,148
5,590,000	3.63%, 02/15/2044	6,872,206
610,000	3.13%, 08/15/2044	694,161
3,850,000	2.50%, 02/15/2045	3,930,309
4,140,000	3.00%, 11/15/2045(e)	4,621,275
4,515,000	2.50%, 02/15/2046	4,601,773
260,000	2.50%, 05/15/2046	264,956
1,620,000	2.25%, 08/15/2046	1,572,096
1,500,000	2.88%, 11/15/2046	1,638,867
1,500,000	3.00%, 02/15/2047	1,678,828
690,000	3.00%, 02/15/2048	773,474
300,000	3.13%, 05/15/2048	344,039
510,000	2.25%, 08/15/2049	493,166
2,545,000	1.38%, 08/15/2050	1,985,895
7,110,000	1.63%, 11/15/2050(e)	5,924,630
1,085,000	1.88%, 02/15/2051	962,937
TOTAL U.S. TREASURY BONDS AND NOTES — 41.87% (Cost $225,261,509)		$220,281,682
Shares
COMMON STOCK
Consumer, Cyclical — 0.01%
761	Superior Energy Services LLC(i)	24,352
TOTAL COMMON STOCK — 0.01% (Cost $50,000)		$24,352
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,380,000	Blackrock FedFund Institutional Class(j),0.01%(k)	5,380,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
11,833,000	Goldman Sachs Financial Square Government Fund Institutional Class(j),0.03%(k)	$ 11,833,000
5,100,000	Invesco Government & Agency Portfolio Institutional Class(j),0.03%(k)	5,100,000
2,406,000	JPMorgan U.S. Government Money Market Fund Capital Shares(j),0.04%(k)	2,406,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.70% (Cost $24,719,000)		$24,719,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.45%
$11,426,819	Undivided interest of 27.29% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $11,426,819 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(j)	11,426,819
11,426,819	Undivided interest of 39.74% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $11,426,819 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(j)	11,426,819

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 539,973	Undivided interest of 40.09% in a repurchase agreement (principal amount/value $1,346,586 with a maturity value of $1,346,586) with HSBC Securities (USA) Inc, 0.00%, dated 3/31/21 to be repurchased at $539,973 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 5.25%, 8/31/21 - 2/15/51, with a value of $1,373,518.(j)	$ 539,973
TOTAL SHORT TERM INVESTMENTS — 4.45% (Cost $23,393,611)		$23,393,611
TOTAL INVESTMENTS — 124.33% (Cost $654,582,237)		$654,016,662
OTHER ASSETS & LIABILITIES, NET — (24.33)%		$(127,965,638)
TOTAL NET ASSETS — 100.00%		$526,051,024
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2021.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2021. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan at March 31, 2021.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(i)	Non-income producing security.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of March 31, 2021.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At March 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Short
U.S. 10 Year Treasury Note Futures	140	USD	18,331,250	June 2021	$224,421
U.S. 2 Year Treasury Note Futures	26	USD	5,738,890	June 2021	4,265
U.S. 5 Year Treasury Note Futures	166	USD	20,484,141	June 2021	174,828
U.S. Treasury Bond Futures	89	USD	13,758,844	June 2021	420,157
U.S. Ultra Bond Futures	63	USD	11,416,781	June 2021	165,280
U.S. Ultra Note Futures	103	USD	14,799,813	June 2021	136,801
				Net Appreciation	$1,125,752
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
At March 31, 2021, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.36 Index	$18,645,000	$434,143	$409,628	1.00	June 20, 2026	$24,515	Sell	Quarterly
					Net Appreciation	$24,515
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2021

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$18,389,316	$—	$18,389,316
Corporate Bonds and Notes	—	151,973,723	—	151,973,723
Foreign Government Bonds and Notes	—	5,020,904	—	5,020,904
Mortgage-Backed Securities	—	206,051,641	—	206,051,641
Municipal Bonds and Notes	—	4,162,433	—	4,162,433
U.S. Treasury Bonds and Notes	—	220,281,682	—	220,281,682
Common Stock	—	24,352	—	24,352
Government Money Market Mutual Funds	24,719,000	—	—	24,719,000
Short Term Investments	—	23,393,611	—	23,393,611
Total investments, at fair value:	24,719,000	629,297,662	0	654,016,662
Other Financial Investments:
Credit Default Swaps(b)	—	24,515	—	24,515
Futures Contracts(b)	1,125,752	—	—	1,125,752
Total Assets	$25,844,752	$629,322,177	$0	$655,166,929
(b)	Credit Default Swaps and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

March 31, 2021

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 331 futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $8,683,750 in credit default swaps for the reporting period.
Transactions with Affiliates
The following table is a summary of the transactions for each underlying investment during the period ended March 31, 2021, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	-	$9,782,468	$363,686	$9,632,574	$-	$(513,580)	$115,672	$-	-%
					0	(513,580)	115,672	0	0.00
				Total	$0	$(513,580)	$115,672	$0	0.00%

March 31, 2021